UNITED STATES
			           SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          Form 13F

                                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment ( );       Amendment Number:

This Amendment (Check only one.):   ( )is a restatement.
                                    ( )adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Polen Capital Management, Inc.
Address: 14502 North Dale Mabry Hwy.
         Suite 303
         Tampa, FL  33618

Form 13F File Number:   28-6100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Jay P. Folz
Title: Marketing & Service Director
Phone: (813) 265-3565

Signature, Place, and Date of Signing:

Jay P. Folz    Tampa, FL     7/12/99

[Signature]  [City, State]    [Date]


Report type (Check only one.):

* 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

  13F NOTICE.	(Check here if no holdings reported are in
  this report, and all holdings are reported by other reporting manager (s).)

  13F COMBINATION REPORT.	(Check here is a portion of the
  holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
 COLUMN  1       COLUMN    2  COLUMN 3 COLUMN 4  COLUMN   5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS CUSIP   VALUE   SHRS OR SH/ PUT/ INVESTMENT
                                      (x$1000) PRN AMT PRN CALL DISCRETION

American Express     Common  025816109  51271  394016  SH          Sole
Amgen Inc.           Common  031162100  46827  769225  SH          Sole
Anheuser-Busch       Common  035229103  26672  375993  SH          Sole
Berkshire Hathaway A Common  084670108   1034      15  SH          Sole
BMC Software         Common  055921100  24715  457685  SH          Sole
Coca-Cola Co.        Common  191216100  11441  184528  SH          Sole
Dell Computer Corp.  Common  247025109  14510  392160  SH          Sole
Equifax Inc.         Common  294429105  29870  836977  SH          Sole
Fannie Mae           Common  313586109  12961  189910  SH          Sole
Freddie Mac          Common  313400301  37714  650238  SH          Sole
Gillette Co.         Common  375766102  14885  363050  SH          Sole
Hearst-Argyle        Common  422317107  15871  661292  SH          Sole
Intel Corp.          Common  458140100  33179  557630  SH          Sole
Medtronic Inc.       Common  585055106  34884  447945  SH          Sole
Microsoft Corp.      Common  594918104  35499  393615  SH          Sole
McDonald's Corp.     Common  580135101  27882  677992  SH          Sole
Pulitzer Inc.        Common  745769109  19184  395032  SH          Sole
Reynolds & Reynolds  Common  761695105  22719  974545  SH          Sole
Schering-Plough      Common  806605101  40051  762870  SH          Sole
Taro Pharmaceutical  Common  M8737E108   2743  298600  SH          Sole